HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2020

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK FUNDS II CORE BOND PORTFOLIO	BLACKROCK LIQUIDITY FUNDS TEMPFUND	BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	BLACKROCK FUNDS III S&P 500 STOCK FUND	DAVIS VALUE PORTFOLIO
ASSETS
INVESTMENTS AT MARKET VALUE	$1,199,675	$2,141,739	$2,028,427	$325,985	$241,378	$176,711	$1,981,008	$2,561,952
TOTAL ASSETS	$1,199,675	$2,141,739	$2,028,427	$325,985	$241,378	$176,711	$1,981,008	$2,561,952
NET ASSETS

ACTIVE CONTRACTS	$1,199,675	$2,141,739	$2,028,427	$325,985	$241,378	$176,711	$1,981,008	$2,561,952

PAYOUT CONTRACTS	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$1,199,675	$2,141,739	$2,028,427	$325,985	$241,378	$176,711	$1,981,008	$2,561,952

INVESTMENTS

COST OF INVESTMENTS	$679,575	$1,863,623	$2,159,461	$305,551	$241,243	$175,373	$984,597	$2,650,273

UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$520,100	$278,116	$(131,034)	$20,434	$135	$1,338	$996,411	$(88,321)

NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	16,776	31,683	46,824	32,180	241,233	18,088	4,460	279,384

TOTAL NET ASSETS REPRESENTED BY:

NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	–	–	–	–	–	–	–	–

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0080	10,537	14,623	15,015	18,278	217,402	12,912	23,190	78,335

M&E RATE .0125	–	–	–	–	–	–	–	–

M&E RATE .0145	–	–	–	–	–	–	–	–

M&E RATE .0155	–	–	–	–	–	–	–	–

M&E RATE .0165	–	–	–	–	–	–	–	–

RETIRED PAYOUT	–	–	–	–	–	–	–	–

TOTAL UNITS	10,537	14,623	15,015	18,278	217,402	12,912	23,190	78,335

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0080	$113.85	$146.46	$135.10	$17.84	$1.11	$13.69	$85.43	$32.70

M&E RATE .0125	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0145	$–	$–	$–	$–	$–	$–	$–	$–

M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0165	$–	$–	$–	$–	$–	$–	$–	$–

RETIRED PAYOUT	$–	$–	$–	$–	$–	$–	$–	$–

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2020

	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
INVESTMENTS AT MARKET VALUE	$2,299,428	$585,427	$405,741	$1,835,480	$666,173	$339,904	$552,045	$22,751
TOTAL ASSETS	$2,299,428	$585,427	$405,741	$1,835,480	$666,173	$339,904	$552,045	$22,751
NET ASSETS

ACTIVE CONTRACTS	$2,299,428	$585,427	$405,741	$1,835,480	$666,173	$339,904	$552,045	$22,751

PAYOUT CONTRACTS	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$2,299,428	$585,427	$405,741	$1,835,480	$666,173	$339,904	$552,045	$22,751

INVESTMENTS

COST OF INVESTMENTS	$1,964,123	$545,093	$302,849	$1,540,748	$391,831	$259,632	$409,137	$20,288

UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$335,305	$40,334	$102,892	$294,732	$274,342	$80,272	$142,908	$2,463

NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	61,663	67,915	24,680	26,293	47,146	31,916	10,100	1,030

TOTAL NET ASSETS REPRESENTED BY:

NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	–	–	–	–	–	–	–	–

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0080	22,160	34,620	6,523	17,050	24,351	7,205	4,433	805

M&E RATE .0125	–	–	–	–	–	–	–	–

M&E RATE .0145	–	–	–	–	–	–	–	–

M&E RATE .0155	–	–	–	–	–	–	–	–

M&E RATE .0165	–	–	–	–	–	–	–	–

RETIRED PAYOUT	–	–	–	–	–	–	–	–

TOTAL UNITS	22,160	34,620	6,523	17,050	24,351	7,205	4,433	805

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0080	$103.77	$16.91	$62.20	$107.65	$27.36	$47.17	$124.55	$28.25

M&E RATE .0125	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0145	$–	$–	$–	$–	$–	$–	$–	$–

M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0165	$–	$–	$–	$–	$–	$–	$–	$–

RETIRED PAYOUT	$–	$–	$–	$–	$–	$–	$–	$–

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2020

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK FUNDS II CORE BOND PORTFOLIO	BLACKROCK LIQUIDITY FUNDS TEMPFUND	BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	BLACKROCK FUNDS III S&P 500 STOCK FUND	DAVIS VALUE PORTFOLIO
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$–	$6,437	$11,484	$5,498	$1,278	$3,312	$28,375	$16,237
INVESTMENT INCOME	–	6,437	11,484	5,498	1,278	3,312	28,375	16,237
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	83,365	102,581	173,029	11,879	–	–	2,253	64,949
NET REALIZED GAIN (LOSS) ON INVESTMENTS	35,152	25,543	26,353	977	35	(95)	141,409	(64,575)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	201,413	40,551	(88,747)	6,521	3	2,383	135,888	243,377
NET GAIN (LOSS) ON INVESTMENTS	319,930	168,675	110,635	19,377	38	2,288	279,550	243,751
EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(8,192)	(13,826)	(14,014)	(2,578)	(2,086)	(1,452)	(14,011)	(17,787)
TOTAL EXPENSES	(8,192)	(13,826)	(14,014)	(2,578)	(2,086)	(1,452)	(14,011)	(17,787)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$311,738	$161,286	$108,105	$22,297	$(770)	$4,148	$293,914	$242,201

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2020

	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$8,168	$8,322	$–	$–	$8,696	$2,595	$–	$385
INVESTMENT INCOME	8,168	8,322	–	–	8,696	2,595	–	385
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	–	–	38,905	69,628	35,403	6,116	63,067	407
NET REALIZED GAIN (LOSS) ON INVESTMENTS	11,461	(822)	28,005	(34,008)	30,496	3,791	27,713	(130)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	340,907	28,702	69,545	331,994	16,379	30,867	80,930	1,617
NET GAIN (LOSS) ON INVESTMENTS	352,368	27,880	136,455	367,614	82,278	40,774	171,710	1,894
EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(16,079)	(4,068)	(3,014)	(12,405)	(4,973)	(2,302)	(3,401)	(160)
TOTAL EXPENSES	(16,079)	(4,068)	(3,014)	(12,405)	(4,973)	(2,302)	(3,401)	(160)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$344,457	$32,134	$133,441	$355,209	$86,001	$41,067	$168,309	$2,119

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2020

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK FUNDS II CORE BOND PORTFOLIO	BLACKROCK LIQUIDITY FUNDS TEMPFUND	BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	BLACKROCK FUNDS III S&P 500 STOCK FUND	DAVIS VALUE PORTFOLIO
OPERATIONS

Investment Income	$–	$6,437	$11,484	$5,498	$1,278	$3,312	$28,375	$16,237

Capital gain distribution	83,365	102,581	173,029	11,879	–	–	2,253	64,949

Net realized gain (loss) on investments	35,152	25,543	26,353	977	35	(95)	141,409	(64,575)

Net change in unrealized appreciation (depreciation) on investments	201,413	40,551	(88,747)	6,521	3	2,383	135,888	243,377

Mortality and expense risk charge (Note 3)	(8,192)	(13,826)	(14,014)	(2,578)	(2,086)	(1,452)	(14,011)	(17,787)
Net increase (decrease) in net assets resulting from operations	311,738	161,286	108,105	22,297	(770)	4,148	293,914	242,201
CONTRACT OWNERS’ TRANSACTIONS

Gross stipulated payments received	–	–	–	–	–	–	–	–

Net transfer from (to) fixed accumulation account	(2,145)	(31,403)	(18,218)	(64)	13	(8,152)	(21,614)	(37,204)

Transfer between funds	–	(14,225)	(13,996)	–	–	–	1,778	(8,065)

Payments to contract owners	(46,930)	(31,544)	(237,568)	(12,553)	(40,762)	(6,426)	(85,025)	(84,871)

Annual maintenance charge (Note 3)	.	–	–	–	–	–	–	–

Surrender charges (Note 3)	–	–	–	–	–	–	–	–

Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(49,075)	(77,172)	(269,782)	(12,617)	(40,749)	(14,578)	(104,861)	(130,140)
TOTAL INCREASE (DECREASE) IN NET ASSETS	262,663	84,114	(161,677)	9,680	(41,519)	(10,430)	189,053	112,061

Net Assets:

Beginning of year	937,012	2,057,625	2,190,104	316,305	282,897	187,141	1,791,955	2,449,891
End of year	$1,199,675	$2,141,739	$2,028,427	$325,985	$241,378	$176,711	$1,981,008	$2,561,952

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2020

	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS

Investment Income	$8,168	$8,322	$–	$–	$8,696	$2,595	$–	$385

Capital gain distribution	–	–	38,905	69,628	35,403	6,116	63,067	407

Net realized gain (loss) on investments	11,461	(822)	28,005	(34,008)	30,496	3,791	27,713	(130)

Net change in unrealized appreciation (depreciation) on investments	340,907	28,702	69,545	331,994	16,379	30,867	80,930	1,617

Mortality and expense risk charge (Note 3)	(16,079)	(4,068)	(3,014)	(12,405)	(4,973)	(2,302)	(3,401)	(160)
Net increase (decrease) in net assets resulting from operations	344,457	32,134	133,441	355,209	86,001	41,067	168,309	2,119
CONTRACT OWNERS’ TRANSACTIONS

Gross stipulated payments received	–	–	–	–	–	–	–	–

Net transfer from (to) fixed accumulation account	(43,963)	(303)	(37,412)	(16,614)	(32,388)	4,236	15,795	–

Transfer between funds	(17,669)	(325)	759	(22,509)	(7,237)	(5,856)	(477)	(467)

Payments to contract owners	(212,347)	(6,658)	(234,717)	(58,140)	(19,059)	(12,605)	(16,138)	–

Annual maintenance charge (Note 3)	–	–	–	–	–	–	–	–

Surrender charges (Note 3)	–	–	–	–	–	–	–	–

Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(273,979)	(7,286)	(271,370)	(97,263)	(58,684)	(14,225)	(820)	(467)
TOTAL INCREASE (DECREASE) IN NET ASSETS	70,478	24,848	(137,929)	257,946	27,317	26,842	167,489	1,652

Net Assets:

Beginning of year	2,228,950	560,579	543,670	1,577,534	638,856	313,062	384,556	21,099
End of year	$2,299,428	$585,427	$405,741	$1,835,480	$666,173	$339,904	$552,045	$22,751

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2019

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK FUNDS II CORE BOND PORTFOLIO	BLACKROCK LIQUIDITY FUNDS TEMPFUND	BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	BLACKROCK FUNDS III S&P 500 STOCK FUND	DAVIS VALUE PORTFOLIO
OPERATIONS

Investment Income	$–	$17,147	$20,384	$8,326	$6,960	$4,477	$32,824	$36,630

Capital gain distribution	111,237	97,093	136,949	–	–	–	–	115,315

Net realized gain (loss) on investments	15,625	65,794	38,423	281	54	(32)	114,704	(66,276)

Net change in unrealized appreciation (depreciation) on investments	117,190	252,622	267,038	19,858	29	3,941	287,243	526,604

Mortality and expense risk charge (Note 3)	(6,772)	(15,891)	(17,026)	(2,503)	(2,542)	(1,496)	(13,149)	(18,333)
Net increase (decrease) in net assets resulting from operations	237,280	416,765	445,768	25,962	4,501	6,890	421,622	593,940
CONTRACT OWNERS’ TRANSACTIONS

Gross stipulated payments received	–	–	–	–	–	–	–	–

Net transfer from (to) fixed accumulation account	(125)	(36,490)	(210)	(7)	(31)	–	23,571	(116)

Transfer between funds	–	(344)	(37,160)	–	(5,558)	–	42,686	(5)

Payments to contract owners	(22,793)	(124,901)	(158,275)	(13,549)	(77,852)	(4,751)	(115,803)	(191,317)

Annual maintenance charge (Note 3)	–	–	–	–	–	–	–	–

Surrender charges (Note 3)	–	–	–	–	–	–	–	–

Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(22,918)	(161,735)	(195,645)	(13,556)	(83,441)	(4,751)	(49,546)	(191,438)
TOTAL INCREASE (DECREASE) IN NET ASSETS	214,362	255,030	250,123	12,406	(78,940)	2,139	372,076	402,502

Net Assets:

Beginning of year	722,650	1,802,595	1,939,981	303,899	361,837	185,002	1,419,879	2,047,389
End of year	$937,012	$2,057,625	$2,190,104	$316,305	$282,897	$187,141	$1,791,955	$2,449,891

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2019

	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS

Investment Income	$14,790	$13,104	$–	$–	$9,574	$2,777	$1,985	$332

Capital gain distribution	268,159	20	48,679	86,733	27,585	3,854	18,818	795

Net realized gain (loss) on investments	30,895	(2,393)	(20,405)	(48,622)	14,983	2,845	(247)	(90)

Net change in unrealized appreciation (depreciation) on investments	150,994	83,600	114,264	330,876	76,956	55,523	100,600	3,545

Mortality and expense risk charge (Note 3)	(18,441)	(4,400)	(3,964)	(12,070)	(4,805)	(2,385)	(2,744)	(184)
Net increase (decrease) in net assets resulting from operations	446,397	89,931	138,574	356,917	124,293	62,614	118,412	4,398
CONTRACT OWNERS’ TRANSACTIONS

Gross stipulated payments received	–	–	–	–	–	–	–	–

Net transfer from (to) fixed accumulation account	(2,247)	(39)	(15,559)	(16,310)	(136)	(14)	39,717	(15,951)

Transfer between funds	122	(17,628)	8,367	7,748	(1,848)	1,454	2,166	–

Payments to contract owners	(391,028)	(52,808)	(14,622)	(105,222)	(25,271)	(27,789)	(24,594)	–

Annual maintenance charge (Note 3)	–	–	–	–	–	–	–	–

Surrender charges (Note 3)	–	–	–	–	–	–	–	–

Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(393,153)	(70,475)	(21,814)	(113,784)	(27,255)	(26,349)	17,289	(15,951)
TOTAL INCREASE (DECREASE) IN NET ASSETS	53,244	19,456	116,760	243,133	97,038	36,265	135,701	(11,553)

Net Assets:

Beginning of year	2,175,706	541,123	426,910	1,334,401	541,818	276,797	248,855	32,652
End of year	$2,228,950	$560,579	$543,670	$1,577,534	$638,856	$313,062	$384,556	$21,099

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements

For the Years Ended December 31, 2020 and December 31, 2019

1. NATURE OF SEPARATE ACCOUNT

Horace Mann Life Insurance Company — Group Annuity Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of:

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	FIDELITY VIP MID CAP PORTFOLIO SC2
ARIEL FUND INVESTOR CLASS	GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES
ARIEL APPRECIATION FUND INVESTOR CLASS	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO
BLACKROCK FUNDS II CORE BOND PORTFOLIO	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS
BLACKROCK LIQUIDITY FUNDS TEMPFUND	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
BLACKROCK FUNDS III S&P 500 STOCK FUND	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS
DAVIS VALUE PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND

The funds listed above are collectively referred to as the “Funds”.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.

A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business HMLIC may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Years Ended December 31, 2020 and December 31, 2019

Investments

Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.

The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1    Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2    Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.

Level 3    Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2020, there were no transfers out of Level 1 securities.

Income Taxes

The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements are issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges and expenses.

For assuming mortality and expense risks, HMLIC applies a charge through a reduction of unit values. The mortality and expense risk fee is assessed at an annual rate of 0.80% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.35% for expense risk). However, HMLIC reserves the right to change the fee (subject to the 0.80% ceiling) in the future. The fee is computed on a daily basis.

There are no annual maintenance charges and no sales expense charges on purchase payments, surrenders or withdrawals.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Years Ended December 31, 2020

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES

During the year ended December 31, 2020 purchases and proceeds from sales of fund shares were as follows:

	Purchases	Sales
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	$83,088	$21,837.82
ARIEL FUND INVESTOR CLASS	109,144	65,581
ARIEL APPRECIATION FUND INVESTOR CLASS	185,313	258,243
BLACKROCK FUNDS II CORE BOND PORTFOLIO	17,313	14,154
BLACKROCK LIQUIDITY FUNDS TEMPFUND	1,292	42,813
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	3,287	16,100
BLACKROCK FUNDS III S&P 500 STOCK FUND	115,341	62,177
DAVIS VALUE PORTFOLIO	81,323	212,639
FIDELITY VIP MID CAP PORTFOLIO SC2	1,129	271,557
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	8,529	12,384
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	95,360	302,834
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	125,892	199,940
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	43,978	33,040
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	13,660	17,685
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	146,236	59,677
WILSHIRE VIT GLOBAL ALLOCATION FUND	792	757

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to Financial Statements (Continued)

For the Years Ended December 31, 2020 and December 31, 2019

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

Account Division	Units outstanding at 01/01/2019	Consideration Received 2019	Net Transfers 2019	Payments to Contract Owners 2019	Units Outstanding at 12/31/2019	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	11,345	—	(2)	(308)	11,034	—	(22)	(475)	10,537
ARIEL FUND INVESTOR CLASS	16,612	—	(284)	(997)	15,331	—	(440)	(269)	14,623
ARIEL APPRECIATION FUND INVESTOR CLASS	18,903	—	(318)	(1,321)	17,264	—	(311)	(1,938)	15,015
BLACKROCK FUNDS II CORE BOND PORTFOLIO	19,844	—	—	(839)	19,005	—	—	(728)	18,278
BLACKROCK LIQUIDITY FUNDS TEMPFUND	329,392	—	(5,047)	(70,356)	253,988	—	—	(36,586)	217,402
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	14,360	—	—	(360)	14,000	—	(615)	(473)	12,912
BLACKROCK FUNDS III S&P 500 STOCK FUND	25,367	—	1,015	(1,784)	24,599	—	(255)	(1,154)	23,190
DAVIS VALUE PORTFOLIO	90,284	—	(0)	(7,266)	83,017	—	(1,721)	(2,961)	78,335
FIDELITY VIP MID CAP PORTFOLIO SC2	29,958	—	(28)	(4,814)	25,116	—	(664)	(2,292)	22,160
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	39,843	—	(1,178)	(3,541)	35,124	—	(60)	(444)	34,620
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	12,839	—	(378)	(375)	12,085	—	(677)	(4,885)	6,523
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	19,582	—	(196)	(1,296)	18,091	—	(406)	(635)	17,050
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	28,022	—	(88)	(1,152)	26,783	—	(1,651)	(780)	24,351
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	8,140	—	38	(724)	7,454	—	44	(293)	7,205
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,154	—	648	(349)	4,453	—	120	(140)	4,433
WILSHIRE VIT GLOBAL ALLOCATION FUND	1,508	—	(678)	—	829	—	(24)	—	805

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2020

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2020

Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio	Investment Income Ratio**	Total Return
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	10,537	113.85	1,199,675	0.80%	— %	34.07%
ARIEL FUND INVESTOR CLASS	14,623	146.46	2,141,739	0.80%	0.31%	9.13%
ARIEL APPRECIATION FUND INVESTOR CLASS	15,015	135.10	2,028,427	0.80%	0.54%	6.50%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	18,278	17.84	325,985	0.80%	1.71%	7.21%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	217,402	1.11	241,378	0.80%	0.49%	0.00%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	12,912	13.69	176,711	0.80%	1.82%	2.39%
BLACKROCK FUNDS III S&P 500 STOCK FUND	23,190	85.43	1,981,008	0.80%	1.50%	17.27%
DAVIS VALUE PORTFOLIO	78,335	32.70	2,561,952	0.80%	0.65%	10.81%
FIDELITY VIP MID CAP PORTFOLIO SC2	22,160	103.77	2,299,428	0.80%	0.36%	16.92%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	34,620	16.91	585,427	0.80%	1.45%	5.95%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	6,523	62.20	405,741	0.80%	— %	38.25%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	17,050	107.65	1,835,480	0.80%	— %	23.45%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	24,351	27.36	666,173	0.80%	1.33%	14.72%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	7,205	47.17	339,904	0.80%	0.79%	12.31%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,433	124.55	552,045	0.80%	— %	44.21%
WILSHIRE VIT GLOBAL ALLOCATION FUND	805	28.25	22,751	0.80%	1.76%	11.05%

*

These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.

***

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2020

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2019

Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio	Investment Income Ratio**	Total Return
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	11,034	84.92	937,012	0.80%	— %	33.31%
ARIEL FUND INVESTOR CLASS	15,331	134.21	2,057,625	0.80%	0.89%	23.68%
ARIEL APPRECIATION FUND INVESTOR CLASS	17,264	126.86	2,190,104	0.80%	0.99%	23.61%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	19,005	16.64	316,305	0.80%	2.68%	8.69%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	253,988	13.37	282,897	0.80%	2.16%	0.91%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	14,000	13.37	187,141	0.80%	2.41%	3.72%
BLACKROCK FUNDS III S&P 500 STOCK FUND	24,599	72.85	1,791,955	0.80%	2.04%	30.16%
DAVIS VALUE PORTFOLIO	83,017	29.51	2,449,891	0.80%	1.63%	30.11%
FIDELITY VIP MID CAP PORTFOLIO SC2	25,116	88.75	2,228,950	0.80%	0.67%	22.19%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	35,124	15.96	560,579	0.80%	2.38%	17.53%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	12,085	44.99	543,670	0.80%	— %	35.31%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	18,091	87.20	1,577,534	0.80%	— %	27.97%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	26,783	23.85	638,856	0.80%	1.62%	23.32%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	7,454	42.00	313,062	0.80%	0.94%	23.53%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,453	86.37	384,556	0.80%	0.63%	44.17%
WILSHIRE VIT GLOBAL ALLOCATION FUND	829	25.44	21,099	0.80%	1.24%	17.45%

*

These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.

***

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2020

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2018

Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio	Investment Income Ratio**	Total Return
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	11,345	63.70	722,650	0.80%	— %	1.5%
ARIEL FUND INVESTOR CLASS	16,612	108.51	1,802,595	0.80%	0.92%	(14.4)%
ARIEL APPRECIATION FUND INVESTOR CLASS	18,903	102.63	1,939,981	0.80%	0.95%	(14.7)%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	19,844	15.31	303,899	0.80%	2.52%	(1.7)%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	329,392	1.10	361,837	0.80%	1.87%	0.9%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	14,360	12.89	185,002	0.80%	2.23%	— %
BLACKROCK FUNDS III S&P 500 STOCK FUND	25,367	55.97	1,419,879	0.80%	1.76%	(5.3)%
DAVIS VALUE PORTFOLIO	90,284	22.68	2,047,389	0.80%	0.92%	(14.3)%
FIDELITY VIP MID CAP PORTFOLIO SC2	29,958	72.63	2,175,706	0.80%	0.43%	(15.5)%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	39,843	13.58	541,123	0.80%	1.95%	(16.9)%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	12,839	33.25	426,910	0.80%	— %	(3.7)%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	19,582	68.14	1,334,401	0.80%	— %	(7.7)%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	28,022	19.34	541,818	0.80%	0.99%	(3.6)%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	8,140	34.00	276,797	0.80%	0.71%	(17.3)%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,154	59.91	248,855	0.80%	— %	(8.0)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	1,508	21.66	32,652	0.80%	2.09%	(8.0)%

*

These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.

***

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2020

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2017

Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	12,782	62.75	802,131	0.80%	— %	30.62%
ARIEL FUND	18,423	126.72	2,334,551	0.80%	0.70%	14.97%
ARIEL APPRECIATION FUND	20,609	120.29	2,479,091	0.80%	0.82%	14.18%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	21,211	15.57	330,229	0.80%	2.46%	2.17%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	349,419	1.09	379,806	0.80%	1.04%	0.93%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	15,490	12.89	199,693	0.80%	1.62%	0.86%
BLACKROCK FUNDS III S&P 500 STOCK FUND	25,133	59.12	1,485,866	0.80%	1.66%	20.58%
DAVIS VALUE PORTFOLIO	94,029	26.46	2,488,073	0.80%	0.74%	21.66%
FIDELITY VIP MID CAP PORTFOLIO SC2	32,953	85.91	2,830,868	0.80%	0.48%	19.59%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL	43,629	16.35	713,521	0.80%	1.82%	25.58
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	11,207	34.52	386,829	0.80%	— %	21.94%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	20,586	73.85	1,520,331	0.80%	— %	14.30%
PUTNAM VT GEORGE PUTNAM BALANCED FUND	32,682	20.06	655,497	0.80%	1.76%	14.37%
TEMPLETON GLOBAL SMALLER COMPANIES FUND	8,430	41.10	346,515	0.80%	1.99%	33.01%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	5,120	65.10	333,295	0.80%	— %	37.75%
WILSHIRE VIT GLOBAL ALLOCATION FUND	2,089	23.55	49,196	0.80%	2.56%	14.26%

*

These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.

***

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

HORACE MANN LIFE INSURANCE GROUP ANNUITY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2020

6. FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2016

Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	15,656	48.04	752,068	0.80%	— %	1.54%
ARIEL FUND	19,947	110.22	2,198,562	0.80%	0.29%	14.66%
ARIEL APPRECIATION FUND	22,999	105.35	2,422,890	0.80%	0.64%	11.78%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	23,355	15.24	355,837	0.80%	2.11%	1.46%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	569,847	1.08	618,160	0.80%	0.35%	(0.92)%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	23,230	12.78	296,783	0.80%	1.44%	0.87%
BLACKROCK FUNDS III S&P 500 STOCK FUND	26,369	49.03	1,292,807	0.80%	1.86%	10.83%
DAVIS VALUE PORTFOLIO	106,749	21.75	2,321,707	0.80%	1.21%	11.03%
FIDELITY VIP MID CAP PORTFOLIO SC2	38,151	71.84	2,740,653	0.80%	0.30%	11.05%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL	52,144	13.02	678,935	0.80%	2.05%	(3.48)%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	12,497	28.31	353,752	0.80%	— %	0.46%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	22,697	64.61	1,466,383	0.80%	0.30%	16.79%
PUTNAM VT GEORGE PUTNAM BALANCED FUND	34,370	17.54	602,680	0.80%	2.08%	7.54%
TEMPLETON GLOBAL SMALLER COMPANIES FUND	9,050	30.90	279,642	0.80%	1.45%	(1.65)%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	5,295	47.26	250,212	0.80%	— %	10.68%
WILSHIRE VIT GLOBAL ALLOCATION FUND	2,090	20.61	43,084	0.80%	1.63%	4.78%

*

These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the invests.

***

These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.